Taxation - Disclosure of major components of tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax
Charge for the year	$ 9,048	$ 12,523	$ 4,808
Adjustment in respect of prior years	(373)	145	138
Current tax	8,675	12,668	4,946
Deferred tax
Origination and reversal of temporary differences in the current yeara	(238)	4,768	3,366
Adjustment in respect of prior years	(568)	(674)	(1,572)
Deferred tax expense (income) recognised in profit or loss	(806)	4,094	1,794
Tax charge on profit	7,869	16,762	$ 6,740
Tax charge related to UK Energy Profit Levy	$ (232)	$ 1,834